July 25, 2008

VIA EDGAR

Rule 497(j)

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Hartford Life Insurance Company
Hartford Life and Annuity Insurance Company
Registration Statements on Form N-4
See Exhibit A

To the Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses Supplement does not differ from that contained in the Registrant’s most recent registration statement amendment filed electronically pursuant to Rule 485(b).

Please direct any questions regarding this filing to the undersigned at 860/843-8425.

Very truly yours,

/s/	Deborah R. Hesse
Deborah R. Hesse
Senior Paralegal

EXHIBIT A

Hartford Life Insurance Company Separate Account Three:
333-101927	Hartford Select Leaders (Series II-IV)
333-102625	Hartford Select Leaders Outlook (Series I-II)
333-119414	The Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
333-119415	The Director M Edge
333-119417	The Director M Outlook
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook
333-119419	Director M Access
333-119422	The Director M Plus
AmSouth Variable Annuity M Plus
The Director M Select Plus
333-148563	The Director

Hartford Life and Annuity Company Separate Account Three:
333-101928	Hartford Select Leaders (Series II-IV)
333-102628	Hartford Select Leaders Outlook (Series I-II)
333-119416	The Director M Plus
333-119418	The Director M
Wells Fargo Director M
333-119420	The Director M Edge
333-119421	The Director M Outlook
Wells Fargo Director M Outlook
333-119423	Director M Access
333-148562	The Director

Hartford Life Insurance Company Separate Account Seven:
333-101932	Hartford Leaders (Series II/IIR/III)
Wells Fargo Leaders (Series I/IR/II)
Hartford Leaders / Chase (Series I/II)
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders (Series V)
333-101937	Hartford Leaders Access (Series II/IIR/III)
333-101942	Hartford Leader Edge (Series II/IIR/III)
333-101948	Hartford Leaders Plus (Series II/IIR/III)
333-101954	Hartford Leaders Outlook (Series II/IIR/III)
Nations Outlook Variable Annuity (Series II/IIR/III)
Huntington Hartford Leaders Outlook (Series II/IIR/III)
Classic Hartford Leaders Outlook (Series II/IIR/III)
Wells Fargo Leaders Outlook (Series I/IR/II)
Hartford Leaders Select Outlook

Hartford Select Leaders Outlook (Series III)
333-136547	Hartford Leaders Horizon
333-148554	Hartford Leaders Edge (Series IV)
333-148553	Hartford Leaders Foundation
333-148564	Hartford Leaders – Universal
333-148570	Hartford Leaders (Series IV)
Hartford Leaders Platinum
Hartford Leaders / Chase
Huntington Hartford Leaders
Hartford Leaders Ultra
Hartford Leaders Select

Hartford Life and Annuity Insurance Company Separate Account Seven:
333-101933	Hartford Leaders (Series II/IIR/III)
Wells Fargo Leaders (Series I/IR/II)
Hartford Select Leaders (Series V)
333-101936	Hartford Leaders Access (Series II/IIR/III)
333-101943	Hartford Leader Edge (Series II/IIR/III)
333-101949	Hartford Leaders Plus (Series II/IIR/III)
333-101955	Hartford Leaders Outlook (Series II/IIR/III)
Wells Fargo Leaders Outlook (Series I/IR/II)
Hartford Select Leaders Outlook (Series III)
333-136548	Hartford Leaders Horizon
333-148555	Hartford Leaders Edge (Series IV)
333-148561	Hartford Leaders (Series IV)
333-148565	Hartford Leaders – Universal
333-148566	Hartford Leaders Foundation